Annual Total Returns[BarChart] - The Hartford Capital Appreciation Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(15.24%)	20.16%	41.67%	7.33%	1.33%	4.12%	21.26%	(4.85%)	30.46%	20.73%